EQUITY SECURITIES - Schedule of Equity Securities by Market Sector Distribution (Details) - Equity securities - Market Sector	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt and Equity Securities, FV-NI [Line Items]
Percentage	100.00%	100.00%
Consumer goods
Debt and Equity Securities, FV-NI [Line Items]
Percentage	5.00%	6.00%
Education
Debt and Equity Securities, FV-NI [Line Items]
Percentage	7.00%	0.00%
Energy and utilities
Debt and Equity Securities, FV-NI [Line Items]
Percentage	5.00%	16.00%
Finance
Debt and Equity Securities, FV-NI [Line Items]
Percentage	62.00%	44.00%
Healthcare
Debt and Equity Securities, FV-NI [Line Items]
Percentage	3.00%	22.00%
Industrials
Debt and Equity Securities, FV-NI [Line Items]
Percentage	7.00%	2.00%
Information technology
Debt and Equity Securities, FV-NI [Line Items]
Percentage	10.00%	7.00%
Other
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	3.00%